LIBERTY CALIFORNIA
                                 TAX-EXEMPT FUND

                                  Annual Report

                                January 31, 2003
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

                               LIBERTY CALIFORNIA
                                 TAX-EXEMPT FUND

                                  Annual Report

                                January 31, 2003

[photo of smiling woman]

                      ELIMINATE CLUTTER IN TWO EASY STEPS.
                         POINT. CLICK. LIBERTY EDELIVERY

              To sign up for eDelivery, go to www.icsdelivery.com.

PRESIDENT'S MESSAGE

[Photo of Joseph R. Palombo]

Dear Shareholder:

For a third consecutive year, the municipal bond market offered positive returns. Municipal bonds were aided by declining interest rates and by strong demand from investors who shied away from the stock market in the wake of corporate scandal, depressed profits, and a foundering economy. Municipal bonds also attracted investors with tax-free income that was generally on par with income from taxable bonds. However, municipal bonds did not perform as well as US Treasuries for two reasons. First, the municipal bond market was flooded with new issues. Second, credit quality of municipal bonds generally deteriorated over the course of the year.

Although municipal bonds performed well, the environment was volatile during the year. Early in the period, municipal bond prices declined in response to concerns that a robust economic recovery could send interest rates higher. Then, prices rose when economic growth turned sluggish in the second quarter of 2002. Bond prices came down again in the final months of the reporting period when the Federal Reserve stepped in to lower short-term interest rates. Intermediate and long-term interest rates moved up as concerns arose that the rate cut could lead to stronger economic growth.

The following report will provide you with more detailed information about the California municipal bond market, fund performance and the strategies used by portfolio manager Gary Swayze. As always, we thank you for investing in Liberty funds and for giving us the opportunity to help you build a strong financial future.

Sincerely,

/s/ Joseph R. Palombo

Joseph R. Palombo
President

MEET THE NEW PRESIDENT

Joseph R. Palombo, president and chairman of the Board of Trustees for Liberty Funds, is also chief operating officer of Columbia Management Group. Mr. Palombo has over 19 years of experience in the financial services industry. Prior to joining Columbia Management, he was chief operating officer and chief compliance officer for Putnam Mutual Funds. Prior to that, he was a partner at Coopers & Lybrand. Mr. Palombo received his degree in economics/accounting from the College of the Holy Cross, where he was a member of Phi Beta Kappa. He earned his master's degree in taxation from Bentley College and participated in the Executive Program at the Amos B. Tuck School at Dartmouth College.

            o NOT FDIC INSURED o May Lose Value o No Bank Guarantee

Economic and market conditions change frequently. There is no assurance that the trends described in this report will continue or commence.

PERFORMANCE INFORMATION

Value of a $10,000 investment
1/31/93 - 1/31/03


PERFORMANCE OF A $10,000 INVESTMENT
1/31/93 - 1/31/03 ($)

                  without      with
                   sales       sales
                  charge      charge
------------------------------------
 Class A          17,885      17,035
------------------------------------
 Class B          16,602      16,602
------------------------------------
 Class C          17,450      17,450


[mountain chart data]:


          Class A shares        Class A shares       Lehman Brothers
       with sales charge  without sales charge  Municipal Bond Index
--------------------------------------------------------------------------------

1/1993           $ 9,525               $10,000               $10,000
                   9,816                10,306                10,355
                   9,988                10,486                10,600
                  10,320                10,835                10,966
                  10,518                11,043                11,226
                   9,850                10,341                10,579
                  10,009                10,508                10,801
                   9,671                10,154                10,489
                  10,008                10,507                10,827
                  10,431                10,952                11,283
                  10,604                11,133                11,651
                  11,094                11,648                12,046
                  11,588                12,166                12,457
                  11,256                11,817                12,180
                  11,499                12,072                12,420
                  11,813                12,402                12,733
                  11,933                12,528                12,935
                  11,940                12,536                12,988
                  12,722                13,357                13,694
                  12,792                13,430                13,814
                  13,251                13,912                14,244
                  13,077                13,729                14,197
                  13,428                14,098                14,515
                  13,833                14,522                14,923
                  14,076                14,778                15,191
                  14,030                14,729                15,184
                  13,704                14,387                14,933
                  13,268                13,930                14,658
                  13,243                13,903                14,639
                  13,733                14,418                15,043
                  14,335                15,049                15,576
                  14,743                15,478                15,906
                  15,426                16,195                16,585
                  15,167                15,923                16,605
                  15,778                16,565                17,147
                  16,325                17,139                17,577
                  16,149                16,954                17,563
                  16,222                17,031                17,767
                  16,684                17,516                18,296
                  16,879                17,721                18,607
1/2003            17,035                17,885                18,873


MUTUAL FUND PERFORMANCE CHANGES OVER TIME. PLEASE VISIT LIBERTYFUNDS.COM FOR DAILY PERFORMANCE UPDATES.

Past performance is no guarantee of future investment results. The principal value and investment returns will fluctuate, resulting in a gain or loss on sale. The graph and table do not reflect the deduction of taxes a shareholder would pay on fund distributions or redemption of fund shares. The Lehman Brothers Municipal Bond Index is an unmanaged index that tracks the performance of the municipal bond market. Unlike the fund, indexes are not investments, do not incur fees or expenses, and are not professionally managed. It is not possible to invest directly in an index. Securities in the fund may not match those in an index.


Average annual total return as of 1/31/03 (%)
Share class                                          A                          B                           C
Inception date                                    6/16/86                    8/4/92                      8/1/97
--------------------------------------------------------------------------------------------------------------------
                                           without       with         without        with        without       with
                                            sales        sales         sales         sales        sales        sales
                                           charge       charge        charge        charge       charge       charge
--------------------------------------------------------------------------------------------------------------------
1-year                                      5.46         0.45          4.68          0.32          4.99         3.99
--------------------------------------------------------------------------------------------------------------------
5-year                                      5.15         4.13          4.37          4.03          4.68         4.68
--------------------------------------------------------------------------------------------------------------------
10-year                                     5.99         5.47          5.20          5.20          5.73         5.73
--------------------------------------------------------------------------------------------------------------------


Average annual total return as of 12/31/02 (%)
Share class                                          A                          B                           C
--------------------------------------------------------------------------------------------------------------------
                                           without       with         without        with         without       with
                                            sales        sales         sales         sales         sales       sales
                                           charge       charge        charge        charge        charge      charge
--------------------------------------------------------------------------------------------------------------------
1-year                                      8.58          3.42         7.77          2.77          8.10         7.10
--------------------------------------------------------------------------------------------------------------------
5-year                                      5.62          4.60         4.84          4.51          5.15         5.15
--------------------------------------------------------------------------------------------------------------------
10-year                                     6.23          5.71         5.44          5.44          5.97         5.97
--------------------------------------------------------------------------------------------------------------------

Past performance is no guarantee of future investment results. The principal value and investment returns will fluctuate, resulting in a gain or loss on sale. All results shown assume reinvestment of distributions. The "with sales charge" returns include the maximum 4.75% sales charge for class A shares, the appropriate class B contingent deferred sales charge for the holding period after purchase as follows: first year - 5%, second year - 4%, third year - 3%, fourth year - 3%, fifth year - 2%, sixth year -1%, thereafter - 0% and the class C contingent deferred sales charge of 1% for the first year only. Performance for different share classes vary based on differences in sales charges and fees associated with each class.

Performance results reflect any voluntary waivers or reimbursement of fund expenses by the advisor or its affiliates. Absent these waivers or reimbursement arrangements, performance results would have been lower.

Class C share performance information includes returns of the fund's class A shares (the oldest existing fund class) for periods prior to the inception of the newer class shares. These class A share returns were not restated to reflect any expense differential (e.g., Rule 12b-1 fees) between class A shares and the newer class shares. Had the expense differential been reflected, the returns for the periods prior to the inception of the newer class shares would have been lower.

SEC YIELDS as of 1/31/03 (%)
Class A                             3.43
Class B                             2.84
Class C                             3.15

The 30-day SEC yields reflect the portfolio's earning power, net of expenses, expressed as an annualized percentage of the public offering price at the end of the period. If the advisor or its affiliates had not waived certain expenses, the SEC yield would have been 2.85% for class C shares.

TAXABLE-EQUIVALENT SEC YIELDS as of 1/31/03 (%)

Class A                             6.16
Class B                             5.10
Class C                             5.66

Taxable-equivalent SEC yields are based on the combined maximum effective 44.31% federal and state income tax rates. This tax rate does not reflect the phaseout of exemptions or the reduction of otherwise allowable deductions that occur when adjusted gross income exceeds certain levels.

TOP 5 SECTORS as of 1/31/03 (%)

Special property tax               16.0
Local general obligations          15.7
Local appropriated                 14.5
Refunded/escrowed                   7.9
Water & sewer                       6.6

Sector weightings are calculated as a percentage of total net assets. Since the fund is actively managed, there can be no guarantee the fund will continue to maintain the same portfolio holdings and sector weightings in the future.

NET ASSET VALUE PER SHARE as of 1/31/03 ($)

Class A                            7.63
Class B                            7.63
Class C                            7.63

DISTRIBUTIONS DECLARED PER SHARE
  2/1/02 - 1/31/03 ($)

Class A                            0.37
Class B                            0.31
Class C                            0.33

A portion of the fund's income may be subject to the alternative minimum tax. The fund may at times purchase tax-exempt securities at a discount. Some or all of this discount may be included in the fund's ordinary income, and is taxable when distributed.

PORTFOLIO MANAGER'S REPORT

For the 12-month period that ended January 31, 2003, Liberty California Tax-Exempt Fund class A shares returned 5.46% without sales charge. This was less than the Lehman Brothers Municipal Bond Index, which returned 7.46%, and in line with the 5.38% average return of the fund's peer group, the Lipper California Municipal Debt Funds Category.1

The fund underperformed its benchmark because the Lehman index is comprised of shorter maturity bonds, which were good performers this period. California bonds were also hurt far more by credit concerns than the bonds of most of the other states in the index. We believe the fund slightly outperformed its peer group primarily because it emphasized intermediate-term bonds, which were among the year's strongest performers. We continued to focus on intermediate-term bonds, a strategy that has been in place over the past few years, because they offered much of the yield of longer-term bonds with less volatility.

CALL PROTECTION HELPED PERFORMANCE

As part of our strategy this period, we continued our emphasis on owning bonds with good call protection. This approach benefited the fund for two reasons. First, it effectively insulated the fund from the possibility that bond issuers would redeem, or "call," higher yielding bonds before maturity. Therefore, we were able to hold "older" higher yielding bonds for a longer period of time. Second, we were able to avoid purchasing callable bonds with premium coupons. Premium callable bonds tend to be priced as if they have a shorter duration (two to four years) than stated maturity. In an environment of declining interest rates, which characterized this reporting period, bonds with shorter duration in general tend not to perform as well as bonds with intermediate or longer duration.

TREASURY FUTURES HELD BACK PERFORMANCE

Our decisions to hedge against a possible Treasury market correction by selling 10-year Treasury futures and by building up a position in short-term municipal notes hurt fund performance. In retrospect, these defensive moves were premature, as interest rates continued to decline longer and further than we expected. However, when interest rates rose and the bond market sold off near the end of the period, these positions helped cushion the fund. We subsequently reduced these hedges

---------------
1 Lipper Inc., a widely respected data provider in the industry, calculates an average total return for mutual funds with similar investment objectives as the fund.

and committed the note reserves to new purchases in the municipal marketplace.

Performance was also hurt by our investment in Statewide Communities Development Authority, United Airlines bonds (0.3% of net assets).2 During the first half of this fiscal year, these bonds experienced significant price deterioration. Prices fell because investors were very concerned over a possible bankruptcy filing. Although UAL bond prices continued to fall during the second half of the period, the decline was not as steep as in the first half. United Airlines filed for bankruptcy protection in early December 2002.

A CAUTIOUS OUTLOOK FOR THE YEAR AHEAD

With no significant stimulus in sight for ramping up the growth rate of the economy, we believe that interest rates could fall further in 2003, especially in the 10- to 20-year maturity range where the fund continues to focus. However, other factors could diminish the positive impact of declining interest rates. After a boom in the 1990s, a sharp decline in revenues has left many states unprepared to meet budgetary demands, and California is no exception. Its debt has already been downgraded to the lowest level of any state. However, barring a severe liquidity crisis, that rating could be stable going forward. A combination of spending cuts, tax increases and shifts in spending to local governments top the governor's proposed solutions. The California legislature also appears to be serious about addressing the budget gap, although it remains unclear what measures are likely to win approval. As a result, we remain cautious regarding the California budget outlook for the year ahead.

/s/ Gary Swayze

Gary Swayze is the portfolio manager of Liberty California Tax-Exempt Fund. He is a senior vice president of Colonial Management Associates, Inc., an affiliate of Columbia Management Group, Inc.


Tax-exempt bonds involve special risks. The value of the fund will be affected by interest rate changes and the creditworthiness of issues held in the fund. Tax-exempt mutual funds may be subject to certain state and local taxes and, if applicable, the alternative minimum tax. Single-state municipal bond funds pose additional risks due to limited geographical diversification. Because the fund may invest a percentage of its total assets in a single issuer, it may have increased risk compared to a similar diversified fund.

---------------
2    Holdings are disclosed as of January 31, 2003, and are subject to change.


MATURITY BREAKDOWN (%)

[bar chart data]:

                      As of 1/31/03     As of 1/31/02
0-5 years                  2.0                3.9
5-7 years                  1.7                1.0
7-10 years                 9.7                5.5
10-15 years               33.9               29.4
15-20 years               31.5               32.8
20-25 years                7.3               11.8
25 years and over         13.0               15.6
Cash equivalents           0.9                0.0


Maturity breakdowns are calculated as a percentage of total investments, including short-term obligations. Since the fund is actively managed, there can be no guarantee the fund will continue to maintain these maturity breakdowns in the future.

QUALITY BREAKDOWN as of 1/31/03 (%)

[pie chart data]:

AAA:                 78.1
AA:                   1.4
A:                    4.0
BBB:                  8.2
CC:                   0.3
Non-rated:            7.1
Cash equivalents:     0.9

Quality breakdowns are calculated as a percentage of total investments, including short-term obligations. Ratings shown in the quality breakdowns represent the highest rating assigned to a particular bond by one of the following respected rating agencies: Standard & Poor's Corporation, Moody's Investors Service, Inc. or Fitch Investors Services, Inc.

Since the fund is actively managed, there can be no guarantee the fund will continue to maintain the same quality breakdowns in the future.

INVESTMENT PORTFOLIO

January 31, 2003

Municipal Bonds - 98.7%               Par         Value
--------------------------------------------------------------------------------
EDUCATION - 2.8%
State Educational Facilities
   Authority:
   Loyola Marymount
   University, Series 2001,
     (a) 10/01/15             $ 1,265,000   $   697,116
   Pooled College &
   University Project,
   Series 1997 B,
     6.300% 04/01/21            1,000,000     1,065,330
   Santa Clara University,
   Series 1999,
     5.250% 09/01/17            1,000,000     1,110,130
   University of La Verne,
   Series 2000 B,
     6.625% 06/01/20            1,000,000     1,087,450
Statewide Communities
   Development Authority:
   Crossroads Schools of Arts
   & Sciences, Series 1998,
     6.000% 08/01/28 (b)        1,895,000     1,960,832
   San Francisco Art Institute,
   Series 2002,
     7.375% 04/01/32            2,000,000     2,015,580
                                          -------------
                                              7,936,438
                                          -------------
--------------------------------------------------------------------------------
HEALTH CARE - 5.2%
Congregate Care Retirement - 2.2%
ABAG Finance Authority for
   Nonprofit Corps.,
   Channing House,
   Series 1999,
     5.375% 02/15/19            1,700,000     1,675,724
Riverside County Public
   Financing Authority,
   Air Force Village West, Inc.,
   Series 1999,
     5.750% 05/15/19            2,000,000     1,992,480
Statewide Communities
   Development Authority,
   Eskaton Village - Grass Valley,
   Series 2000,
     8.250% 11/15/31 (b)        2,500,000     2,674,875
                                          -------------
                                              6,343,079
                                          -------------
--------------------------------------------------------------------------------
Hospitals - 3.0%
ABAG Finance Authority for
   Nonprofit Corps., San Diego
   Hospital Association,
   Series 2001 A,
     6.125% 08/15/20            1,250,000     1,288,062



                                      Par         Value
--------------------------------------------------------------------------------
Hi-Desert Memorial Health
   Care District, Series 1998,
     5.500% 10/01/15          $ 1,000,000     $ 926,700
Riverside County Asset Leasing
   Corp., Riverside County
   Hospital Project,
   Series 1997 B,
     5.700% 06/01/16            2,500,000     2,814,625
Statewide Communities
   Development Authority:
   Catholic Healthcare West,
   Series 1999,
     6.500% 07/01/20            1,500,000     1,591,080
   St. Joseph Health System,
   Series 1998,
     5.250% 07/01/10              560,000       602,398
Whittier Health Facility Revenue,
   Presbyterian Intercommunity
   Hospital, Series 2002,
     5.600% 06/01/22            1,285,000     1,286,593
                                          -------------
                                              8,509,458
                                          -------------
--------------------------------------------------------------------------------
HOUSING - 4.8%
Assisted Living/Senior - 0.4%
ABAG Finance Authority for
   Nonprofit Corps., Eskaton
   Gold River Lodge,
   Series 1998,
     6.375% 11/15/28            1,400,000     1,182,888
                                          -------------
Single Family - 4.4%
Southern California Home
   Financing Authority,
   Series 1989 A,
     7.625% 10/01/22              270,000       270,256
State Housing Finance Agency:
   Series 1997 A1,
     5.950% 08/01/16            3,000,000     3,141,420
   Series 1997 B,
     6.000% 08/01/16            1,600,000     1,670,272
State Rural Home Mortgage
   Finance Authority:
   Series 1995 B,
     7.750% 09/01/26              490,000       499,217
   Series 1997 A2,
     7.000% 09/01/29            2,620,000     2,754,563
   Series 1998 B5,
     6.350% 12/01/29            1,855,000     1,993,847
   Series 2000 B,
     7.300% 06/01/31            1,120,000     1,267,638
   Series 2000 D,
     7.100% 06/01/31             790,000        892,779


See notes to investment portfolio.

January 31, 2003

Municipal Bonds (continued)           Par         Value
--------------------------------------------------------------------------------
HOUSING (continued)
Stockton,
   Series 1990 A,
     7.400% 08/01/05            $ 20,000     $   20,386
                                          -------------
                                             12,510,378
                                          -------------
--------------------------------------------------------------------------------
OTHER - 9.3%
Other - 1.4%
Golden State Tobacco Securitization Corp.,
   Series 2003 A1:
     6.250% 06/01/33            1,000,000       948,010
     6.750% 06/01/39            2,500,000     2,433,750
Sacramento County Tobacco
   Securitization Authority,
   Series 2001 A,
     5.250% 06/01/31             750,000        630,090
                                          -------------
                                              4,011,850
                                          -------------
--------------------------------------------------------------------------------
Refunded/Escrowed (c) - 7.9%
Central Unified School District,
   Series 1993,
     (a) 03/01/18               20,065,000    9,639,427
Pomona,
   Series 1990 B,
     7.500% 08/01/23            1,000,000     1,327,330
Riverside County,
   Series 1989 A,
     7.800% 05/01/21            2,500,000     3,382,450
San Joaquin Hills Transportation
   Corridor Agency,
   Series 1993,
     (a) 01/01/20               15,400,000    6,580,266
Whisman School District,
   Series 1996 A:
     (a) 08/01/15               1,595,000       903,376
     (a) 08/01/16              1,645,000        876,292
                                          -------------
                                             22,709,141
                                          -------------
--------------------------------------------------------------------------------
OTHER REVENUE - 1.2%
Hotels - 1.2%
Sacramento City Financing
   Authority, Sacramento
   Convention Center,
   Series 1999 A,
     6.250% 01/01/30           3,500,000      3,403,925
                                          -------------
--------------------------------------------------------------------------------




                                      Par         Value
--------------------------------------------------------------------------------
TAX-BACKED - 59.6%
Local Appropriated - 14.5%
Alameda County, Capital Projects,
   Series 1989,
     (a) 06/15/14             $ 2,185,000   $ 1,296,885
Anaheim Public Financing
   Authority, Series 1997 C,
     6.000% 09/01/14 (d)        3,500,000     4,131,960
Compton, Civic Center Project,
   Series 1997 A,
     5.500% 09/01/15            3,000,000     3,124,080
Grossmont Union High School
   District, Capital Projects,
   Series 1991,
     (a) 11/15/06               4,500,000     4,162,995
Los Angeles Convention &
   Exhibition Authority,
   Series 1993 A,
     6.125% 08/15/11            5,000,000     5,928,200
Los Angeles County, Antelope
   Valley Courthouse,
   Series 2000 A,
     5.750% 11/01/12            1,995,000     2,272,584
Los Angeles County Public
   Works Financing Authority,
   J.F. Shea Co., Series 1996 A,
     5.500% 10/01/18            2,895,000     3,284,320
Modesto, Community
   Center Project,
   Series 1993 A,
     5.000% 11/01/23            2,235,000     2,314,052
Ridgecrest, Civic Center Project,
   Series 1999,
     6.250% 03/01/26            1,500,000     1,589,715
Sacramento City Financing
   Authority, Series 1993 A,
     5.375% 11/01/14            1,100,000     1,237,324
San Diego Convention Center
   Expansion Financing Authority,
   Series 1998 A,
     4.750% 04/01/28            1,000,000       971,330
Santa Ana Financing Authority,
   Police Administration &
   Holding Facility,
   Series 1994 A,
     6.250% 07/01/18            6,035,000     7,343,509
Victor Elementary School District,
   Series 1996,
     6.450% 05/01/18           3,345,000      4,114,183
                                          -------------
                                             41,771,137
                                          -------------


See notes to investment portfolio.

January 31, 2003

Municipal Bonds (continued)           Par         Value
--------------------------------------------------------------------------------
TAX-BACKED (continued)
Local General Obligations - 15.7%
Cabrillo Unified School District,
   Series 1996 A,
     (a) 08/01/15             $ 3,000,000   $ 1,666,260
Central Valley School District
   Financing Authority,
   Series 1998 A,
     6.450% 02/01/18            1,000,000     1,213,920
Clovis Unified School District,
   Series 2001 A,
     (a) 08/01/16               3,000,000     1,568,880
Corona-Norco Unified
   School District,
   Series 2001 C,
     (a) 09/01/17               1,000,000       489,430
East Whittier City School District,
   Series 1997 A,
     5.750% 08/01/17            1,675,000     1,948,862
Fillmore Unified School District,
   Series 1997 A:
     (a) 07/01/11                 950,000       673,436
     (a) 07/01/12                 980,000       656,502
     (a) 07/01/17                 650,000       320,742
Fresno Unified School District,
   Series 2002 A,
     6.000% 02/01/19            2,480,000     2,935,502
Golden West Schools Financing
   Authority, Series 1999 A,
     (a) 08/01/12               1,925,000     1,282,377
Jefferson Union High
   School District,
   Series 2000 A,
     6.450% 08/01/25            1,000,000     1,230,890
Las Virgenes Unified
   School District,
   Series 1997 C,
     (a) 11/01/20               1,205,000       482,783
Los Angeles County Schools,
   Regionalized Business
   Services Corp.,
   Series 1999 A:
     (a) 08/01/16               1,945,000     1,014,473
     (a) 08/01/17               1,980,000       970,299
Los Angeles Unified
   School District:
   Series 2002,
     5.750% 07/01/16            2,500,000     2,905,450
   Series 2002 E,
     5.500% 07/01/17            2,000,000     2,205,340




                                      Par         Value
--------------------------------------------------------------------------------
Manhattan Beach Unified
   School District,
   Series 2002 E,
     (a) 09/01/25             $ 3,000,000     $ 877,140
Modesto High School District,
   Series 2002 A,
     (a) 08/01/16               1,500,000       784,440
Morgan Hill Unified
   School District,
   Series 2002:
     (a) 08/01/21               2,010,000       763,679
     5.250% 08/01/18            1,245,000     1,327,444
New Haven Unified
   School District,
   Series 2002,
     12.000% 08/01/17           1,565,000     2,797,813
Oxnard Union High
   School District,
   Series 2001 A,
     5.650% 02/01/17              960,000     1,102,915
Pomona Unified School District,
   Series 2001 A,
     5.900% 02/01/16              845,000       991,489
Redwood City Elementary
   School District,
   Series 1997,
     (a) 08/01/18               2,385,000     1,102,609
Rocklin Unified School District,
   Series 1995 C,
     (a) 07/01/20               6,920,000     2,825,298
San Juan Unified School District,
   Series 2001,
     (a) 08/01/15               2,760,000     1,532,959
San Marino Unified
   School District,
   Series 1998 B,
     5.000% 06/01/23            1,000,000     1,040,280
San Mateo Union High
   School District,
   Series 2001 A,
     5.375% 09/01/19            1,000,000     1,066,830
Sanger Unified School District,
   Series 1999,
     5.350% 08/01/15            1,500,000     1,678,845
Simi Valley Unified
   School District,
   Series 1997,
     5.250% 08/01/22             925,000        990,721
Union Elementary School District,
   Series 1999 A,
     (a) 09/01/19               1,750,000       755,737


See notes to investment portfolio.

January 31, 2003

Municipal Bonds (continued)           Par         Value
--------------------------------------------------------------------------------
TAX-BACKED (continued)
Upland Unified School District,
   Series 2001,
     (e) 08/01/25
     (5.125% 08/01/03)         $ 750,000   $    748,568
West Contra Costa Unified
   School District,
   Series 2001 A,
     5.300% 02/01/16           1,275,000      1,419,815
West Covina Unified
   School District,
   Series 2002 A,
     5.250% 02/01/19             725,000        796,130
Yuba City Unified School District,
 Series 2000,
     (a) 09/01/20              2,385,000        963,802
                                          -------------
                                             45,131,660
                                          -------------
Special Non-Property Tax - 3.0%
San Diego Redevelopment Agency,
   Series 2001,
     (a) 09/01/20              3,630,000      1,461,874
PR Commonwealth of Puerto Rico
   Highway & Transportation
   Authority:
   Series 1993,
     5.500% 07/01/09             580,000        661,867
   Series 1996 Y,
     6.250% 07/01/12           3,000,000      3,598,200
   Series 2002 E,
     5.500% 07/01/14           2,000,000      2,284,580
PR Commonwealth of Puerto Rico,
   Public Buildings Authority,
   Series 2002 C,
     5.500% 07/01/14             500,000        554,620
                                          -------------
                                              8,561,141
                                          -------------
Special Property Tax - 16.0%
Capistrano Unified School District,
   Ladera Community Facilities
   District No. 98-2,
   Series 1999,
     5.750% 09/01/29           3,000,000      3,022,050
Carson,
   Series 1992,
     7.375% 09/02/22             170,000        173,580
Cerritos Public Financing
   Authority, Los Coyotes
   Redevelopment Project,
   Series 1993 A,
     6.500% 11/01/23           2,000,000      2,470,600





                                      Par         Value
--------------------------------------------------------------------------------
Concord Redevelopment Agency,
   Central Concord Project,
   Series 1988 3,
     8.000% 07/01/18            $ 25,000    $    25,706
Contra Costa County Public
   Financing Authority,
   Series 1992 A,
     7.100% 08/01/22             375,000        382,939
Costa Mesa Public Financing
   Authority, Series 1991 A,
     7.100% 08/01/21             845,000        855,377
Elk Grove Unified School
   District, Community Facilities
   District No.1, Series 1995:
     (a) 12/01/18              2,720,000      1,234,880
     6.500% 12/01/08           1,000,000      1,201,980
     6.500% 12/01/24           4,055,000      5,012,548
Inglewood Redevelopment
   Agency, Series 1998 A,
     5.250% 05/01/23           1,000,000      1,072,630
Los Angeles Community
   Redevelopment Agency,
   Hollywood Redevelopment
   Project, Series 1998 C,
     5.375% 07/01/18           1,665,000      1,863,152
Oakland Redevelopment Agency,
   Central District
   Redevelopment Project,
   Series 1992,
     5.500% 02/01/14           8,400,000      9,488,472
Orange County Community
   Facilities District,
   Ladera Ranch,
   Series 1999 A,
     6.700% 08/15/29           2,000,000      2,137,740
Orange County Water District,
   Series 2003 B,
     5.375% 08/15/18             515,000        558,327
Rancho Cucamonga
   Redevelopment Agency,
   Series 1996,
     5.250% 09/01/16           4,000,000      4,378,280
Riverside Public Financing
   Authority:
   Series 1991 A,
     8.000% 02/01/18              60,000         60,433
   Series 1997 A,
     5.250% 10/01/16           3,120,000      3,173,258
San Bernadino Joint Powers
   Financing Authority, Central
   City Merged Project,
   Series 1998 A,
     5.750% 07/01/14             985,000      1,138,780


See notes to investment portfolio.

January 31, 2003

Municipal Bonds (continued)           Par         Value
--------------------------------------------------------------------------------
TAX-BACKED (continued)
Special Property Tax (continued)
San Clemente, Act of 1915,
   Series 1999,
     6.050% 09/02/28           $1,000,000  $  1,015,990
San Marcos Public Facilities
   Authority, Series 1998,
     5.800% 09/01/18            1,500,000     1,570,920
Santa Margarita-Dana Point
   Authority, Series 1994 B,
     7.250% 08/01/13            2,000,000     2,554,060
Santa Margarita Water District,
   Series 1999,
     6.250% 09/01/29            2,500,000     2,544,275
                                          -------------
                                             45,935,977
                                          -------------
State Appropriated - 4.3%
State Public Works Board:
   Secretary of State,
   Series 1992 A,
     6.500% 12/01/08            1,000,000     1,197,810
   UCLA Replacement Hospital,
   Series 2002 A,
     5.375% 10/01/15            2,000,000     2,185,020
Various State Prisons Projects,
   Series 1993 A:
     5.000% 12/01/19 (d)        6,000,000     6,358,380
     5.250% 12/01/13            2,500,000     2,770,325
                                          -------------
                                             12,511,535
                                          -------------
State General Obligations - 6.1%
State of California:
   Series 1990,
     10.000% 02/01/10           2,000,000     2,724,320
   Series 1993,
     5.500% 04/01/12            2,770,000     3,121,181
   Series 1995,
     10.000% 10/01/06           1,185,000     1,521,410
   Series 1998,
     4.500% 12/01/24            2,000,000     1,878,040
PR Commonwealth of Puerto Rico:
   Series 1995,
     5.650% 07/01/15            1,000,000     1,155,950
   Series 1996,
     6.500% 07/01/14            2,000,000     2,462,880
PR Commonwealth of Puerto Rico
   Aqueduct & Sewer Authority,
   Series 1995:
     6.000% 07/01/09            1,250,000     1,461,012
     6.250% 07/01/13            2,750,000     3,318,425
                                          -------------
                                             17,643,218
                                          -------------
--------------------------------------------------------------------------------




                                      Par         Value
--------------------------------------------------------------------------------
TRANSPORTATION - 4.4%
Air Transportation - 0.3%
Statewide Communities
   Development Authority,
   United Airlines, Inc.,
   Series 2001,
     6.250% 10/01/35 (f)     $ 4,000,000     $  730,440
                                          -------------
Airports - 0.7%
San Jose,
   Series 2001 A,
     5.250% 03/01/15           2,015,000      2,158,669
                                          -------------
Ports - 0.3%
Port Oakland,
   Series 2002 L,
     5.500% 11/01/20             750,000        795,233
                                          -------------
Transportation - 3.1%
Los Angeles Harbor Department,
   Series 1996 B,
     5.375% 11/01/19           8,750,000      9,026,150
                                          -------------
--------------------------------------------------------------------------------
UTILITY - 11.4%
Independent Power Producer - 0.3%
PR Commonwealth of Puerto
   Rico Industrial, Educational,
   Medical & Environmental
   Cogeneration Facilities,
   AES Project,
   Series 2000,
     6.625% 06/01/26             800,000        824,400
                                          -------------
Investor Owned - 2.1%
State Pollution Control
   Financing Authority:
   San Diego Gas & Electric Co.,
   Series 1996 A,
     5.900% 06/01/14           2,650,000      3,096,074
   Southern California Edison Co.:
   Series 1999 B,
     5.450% 09/01/29           2,000,000      2,043,900
   Series 1999 C,
     5.550% 09/01/31           1,000,000      1,019,780
                                          -------------
                                              6,159,754
                                          -------------


See notes to investment portfolio.

January 31, 2003

Municipal Bonds (continued)           Par         Value
--------------------------------------------------------------------------------
UTILITY (continued)
Municipal Electric - 2.4%
Redding Electric Systems Revenue,
   Series 1992 A, IFRN,
     11.438% 07/01/22 (g)      $ 750,000   $  1,011,480
Sacramento Municipal
   Utility District:
   Series 1993 G,
     6.500% 09/01/13           1,500,000      1,793,820
   Series 1997 K,
     5.700% 07/01/17           1,900,000      2,199,079
Turlock Irrigation District,
   Series 1996 A,
     6.000% 01/01/12             500,000        585,820
PR Commonwealth of Puerto Rico
   Electric Power Authority,
   Series 1989 O,
     (a) 07/01/17              2,490,000      1,265,542
                                          -------------
                                              6,855,741
                                          -------------
Water & Sewer - 6.6%
Big Bear Lake,
   Series 1996,
     6.000% 04/01/15            1,350,000     1,585,197
Fresno, Series 1995 A,
     6.000% 09/01/10            1,420,000     1,667,719
Metropolitan Water District of
   Southern California,
   Series 1992, IFRN,
     10.227% 08/05/22 (g)       2,000,000     2,083,080
Sacramento County Sanitation
   District, Series 2001,
     5.500% 12/01/18            2,000,000     2,270,960
San Diego County Water
   Authority, Series 1997 A,
     5.750% 05/01/11            2,100,000     2,412,081
Santa Maria Water &
   Wastewater Revenue,
   Series 1997 A,
     (a) 08/01/14               2,000,000     1,178,820
State Department of Water
   Resources:
   Series 2001 W,
     5.500% 12/01/14            2,000,000     2,270,380
   Series 2002 A,
     5.375% 05/01/18            2,000,000     2,142,300
Statewide Communities
   Development Authority,
   Series 2003 A,
     4.950% 12/01/12           2,000,000      2,000,020





                                      Par         Value
--------------------------------------------------------------------------------
West Kern County Water District,
   Series 2001,
     5.625% 06/01/31         $ 1,500,000    $ 1,517,265
                                          -------------
                                             19,127,822
                                          -------------
Total Municipal Bonds
   (cost of $262,495,567)                   283,840,034
                                          -------------

Short-Term Obligations - 0.9%
--------------------------------------------------------------------------------
VARIABLE RATE DEMAND NOTES (h) - 0.9%
AZ Phoenix Industrial
   Development Authority,
   Valley of the Sun YMCA,
   Series 2001,
     1.350% 01/01/31             400,000        400,000
IA State Finance Authority,
   Drake University,
   Series 2001,
     1.350% 07/01/31             100,000        100,000
IA Woodbury County Education
   Facility, Siouxland Medical
   Educational Foundation,
   Series 1996,
     1.200% 11/01/16             700,000        700,000
MN Brooklyn Center,
   Brookdale Corp. III,
   Series 2001,
     1.350% 12/01/07             200,000        200,000
ND Ward County Health
   Care Facilities, Trinity Health,
   Series 2002 A,
     1.350% 07/01/29             600,000        600,000
NY New York City,
   Series 1993 A4,
     1.350% 08/01/22             600,000        600,000
                                          -------------
Total Short-Term Obligations
   (cost of $2,600,000)                       2,600,000
                                          -------------
Total Investments - 99.6%
   (cost of $265,095,567)(i)                286,440,034
                                          -------------
Other Assets & Liabilities, Net - 0.4%        1,175,913
--------------------------------------------------------------------------------
Net Assets - 100.0%                        $287,615,947
                                          =============


See notes to investment portfolio.

January 31, 2003

Notes to Investment Portfolio:
--------------------------------------------------------------------------------
(a)  Zero coupon bond.
(b) Denotes a restricted security, which is subject to restrictions on resale under federal securities laws. At January 31, 2003, these securities amounted to $4,635,707, which represents 1.6% of net assets.

     Additional information on these restricted securities is as follows:

                               Acquisition  Acquisition
   Security                        Date         Cost
--------------------------------------------------------------------------------
Statewide Communities
   Development Authority:
   Crossroads Schools of Arts
   & Sciences, Series 1998,
     6.000% 08/01/28             08/21/98   $ 1,895,000
   Eskaton Village - Grass Valley,
   Series 2000,
     8.250% 11/15/31             09/08/00     2,500,000
                                          -------------
                                            $ 4,395,000
                                          -------------

(c) The Fund has been informed that each issuer has placed direct obligations of the U.S. Government in an irrevocable trust, solely for the payment of principal and interest.
(d) These securities, or a portion thereof with a market value of $607,156, are being used to collateralized open futures contracts.
(e) Stepped coupon bond. Currently accruing at zero. Shown parenthetically is the next interest rate to be paid and the date the Fund will begin accruing this rate.
(f) As of January 31, 2003, the Fund held a security guaranteed by United Airlines, Inc., representing 0.3% of net assets. United Airlines, Inc., filed for bankruptcy protection under Chapter 11 on December 9, 2002. Income is currently not being accrued.
(g) Interest rates on variable rate securities change periodically. The rate listed is as of January 31, 2003.
(h) Variable rate demand notes are considered short-term obligations. Interest rates change periodically on specified dates. These securities are payable on demand and are secured by either letters of credit or other credit support agreements from banks. The rates listed are as of January 31, 2003.
(i)  Cost for federal income tax purposes is $264,992,730.

Long futures contracts open at January 31, 2003:

                     Par Value              Unrealized
                    Covered by  Expiration Appreciation
       Type          Contracts     Month    at 01/31/03
--------------------------------------------------------------------------------
20 Yr. U.S.
   Treasury Bond     $4,100,000    March    $   88,192
                                          -------------


           Acronym                    Name
         -----------              ------------
            ABAG       Association of Bay Area Government
            IFRN           Inverse Floating Rate Note

See notes to financial statements.

STATEMENT OF ASSETS AND LIABILITIES

January 31, 2003

Assets:
Investments, at cost                       $265,095,567
                                          -------------
Investments, at value                      $286,440,034
Cash                                             15,749
Receivable for:
   Fund shares sold                             155,680
   Interest                                   3,682,447
   Futures variation margin                      19,219
Deferred Trustees' compensation plan              6,999
                                          -------------
     Total Assets                           290,320,128
                                          -------------
Liabilities:
Payable for:
   Investments purchased                      2,000,000
   Fund shares repurchased                       42,241
   Distributions                                448,933
   Management fee                               123,778
   Transfer agent fee                            40,652
   Pricing and bookkeeping fees                   9,792
   Trustees' fee                                    119
   Audit fee                                     25,500
Deferred Trustees' fee                            6,999
Other liabilities                                 6,167
                                          -------------
     Total Liabilities                        2,704,181
                                          -------------
Net Assets                                 $287,615,947
                                          =============

Composition of Net Assets:
Paid-in capital                            $266,496,649
Undistributed net investment income              47,068
Accumulated net realized loss                  (360,429)
Net unrealized appreciation on:
   Investments                               21,344,467
   Futures contracts                             88,192
                                          -------------
Net Assets                                 $287,615,947
                                          =============
Class A:
Net assets                                 $220,494,032
Shares outstanding                           28,914,781
                                          -------------
Net asset value per share                  $       7.63(a)
                                          =============
Maximum offering price per share
   ($7.63/0.9525)                          $       8.01(b)
                                          =============
Class B:
Net assets                                 $ 43,435,984
Shares outstanding                            5,695,840
                                          -------------
Net asset value and offering
  price per share                          $       7.63(a)
                                          =============
Class C:
Net assets                                 $ 23,685,931
Shares outstanding                            3,106,005
                                          -------------
Net asset value and offering
  price per share                          $       7.63(a)
                                          =============

(a) Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.
(b)  On sales of $50,000 or more the offering price is reduced.




STATEMENT OF OPERATIONS

For the Year Ended January 31, 2003

Investment Income:
Interest                                    $15,387,920
                                            -----------
Expenses:
Management fee                                1,478,867
Distribution fee:
   Class B                                      341,528
   Class C                                      184,467
Service fee                                     593,343
Pricing and bookkeeping fees                    141,491
Transfer agent fee                              430,762
Trustees' fee                                    17,315
Custody fee                                       9,385
Other expenses                                   86,560
                                            -----------
   Total Expenses                             3,283,718
Fees waived by Distributor - Class C            (73,774)
                                            -----------
   Net Expenses                               3,209,944
                                            -----------
Net Investment Income                        12,177,976
                                            -----------

Net Realized and Unrealized Gain (Loss)
  on Investments and Futures Contracts:
Net realized gain (loss) on:
   Investments                                2,218,495
   Futures contracts                           (885,177)
                                            -----------
     Net realized gain                        1,333,318
                                            -----------
Net change in unrealized
   appreciation/depreciation on:
   Investments                                1,561,561
   Futures contracts                             (9,778)
                                            -----------
     Net change in unrealized
       appreciation/depreciation              1,551,783
                                            -----------
Net Gain                                      2,885,101
                                            -----------
Net Increase in Net Assets
   from Operations                          $15,063,077
                                            -----------


See notes to financial statements.

STATEMENT OF CHANGES IN NET ASSETS

Increase (Decrease)            Year Ended January 31,
 in Net Assets:                  2003         2002
------------------------------------------------------

Operations:
Net investment income       $ 12,177,976  $ 12,644,050
Net realized gain on investments
   and futures contracts       1,333,318     2,731,917
Net change in unrealized
   appreciation/depreciation
   on investments and
   futures contracts           1,551,783    (2,133,245)
                           -------------  ------------
Net Increase from Operations  15,063,077    13,242,722
                           -------------  ------------

Distributions Declared to Shareholders:
From net investment income:
   Class A                    (9,655,893)   (9,540,593)
   Class B                    (1,605,902)   (2,007,316)
   Class C                      (941,573)     (758,538)
From net realized gains:
   Class A                    (1,192,558)   (3,407,575)
   Class B                      (235,535)     (716,945)
   Class C                      (129,046)     (270,924)
                           -------------  ------------
Total Distributions Declared
   to Shareholders           (13,760,507)  (16,701,891)
                           -------------  ------------

Share Transactions:
Class A:
   Subscriptions              34,028,262    48,682,947
   Distributions reinvested    5,449,192     6,600,816
   Redemptions               (48,429,187)  (37,093,486)
                           -------------  ------------
     Net Increase (Decrease)  (8,951,733)   18,190,277
                           -------------  ------------
Class B:
   Subscriptions               8,190,359    13,308,309
   Distributions reinvested    1,097,639     1,642,348
   Redemptions               (14,033,851)  (34,688,049)
                           -------------  ------------
     Net Decrease             (4,745,853)  (19,737,392)
                           -------------  ------------
Class C:
   Subscriptions               5,950,586    25,432,281
   Distributions reinvested      711,914       777,047
   Redemptions                (9,424,831)   (5,554,512)
                           -------------  ------------
     Net Increase (Decrease)  (2,762,331)   20,654,816
                           -------------  ------------
Net Increase (Decrease) from
   Share Transactions        (16,459,917)   19,107,701
                           -------------  ------------
Total Increase (Decrease) in
   Net Assets                (15,157,347)   15,648,532

Net Assets:
Beginning of period          302,773,294   287,124,762
                           -------------  ------------
End of period (including
   undistributed net
   investment income of
   $47,068 and $74,840,
   respectively)            $287,615,947  $302,773,294
                           =============  ============



Increase (Decrease)            Year Ended January 31,
 in Net Assets:                  2003         2002
------------------------------------------------------
Changes in Shares:
Class A:
   Subscriptions               4,437,995     6,363,156
   Issued for distributions
     reinvested                  711,564       867,119
   Redemptions                (6,334,063)   (4,848,213)
                           -------------  ------------
     Net Increase (Decrease)  (1,184,504)    2,382,062
                           -------------  ------------

Class B:
   Subscriptions               1,066,847     1,727,921
   Issued for distributions
     reinvested                  143,356       215,968
   Redemptions                (1,837,665)   (4,529,813)
                           -------------  ------------
     Net Decrease               (627,462)   (2,585,924)
                           -------------  ------------

Class C:
   Subscriptions                 778,304     3,316,271
   Issued for distributions
     reinvested                   93,008       101,999
   Redemptions                (1,237,856)     (710,384)
                           -------------  ------------
     Net Increase (Decrease)    (366,544)    2,707,886
                           -------------  ------------


See notes to financial statements.

NOTES TO FINANCIAL STATEMENTS

January 31, 2003

Note 1. Accounting Policies

Organization:

Liberty California Tax-Exempt Fund (the "Fund"), a series of Liberty Funds Trust V (the "Trust"), is a non-diversified portfolio of a Massachusetts business trust, registered under the Investment Company Act of 1940, as amended, as an open-end management investment company. The Fund's investment goal is to seek as high a level of after-tax total return, as is consistent with prudent risk, by pursuing current income exempt from federal and California state personal income tax. The Fund also provides opportunities for long-term appreciation from a portfolio primarily invested in investment-grade municipal bonds. The Fund may issue an unlimited number of shares. The Fund offers three classes of shares:
Class A, Class B and Class C. Class A shares are sold with a front-end sales charge. A 1.00% contingent deferred sales charge is assessed to Class A shares purchased without an initial sales charge on redemptions made within eighteen months on an original purchase of $1 million to $25 million. Class B shares are subject to a contingent deferred sales charge. Class B shares will convert to Class A shares in three, four or eight years after purchase, depending on the program under which shares were purchased. Class C shares are subject to a contingent deferred sales charge on redemptions made within one year after purchase.

The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenue and expenses during the reporting period. Actual results could differ from those estimates. The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements.

Security Valuation and Transactions:

Debt securities generally are valued by a pricing service based upon market transactions for normal, institutional-size trading units of similar securities. Such services may use various pricing techniques which take into account appropriate factors such as yield, quality, coupon rate, maturity, type of issue, trading characteristics and other data, as well as broker quotes. Certain securities, which tend to be more thinly traded and of lesser quality, are priced based on fundamental analysis of the financial condition of the issuer and the estimated value of any collateral. Valuations developed through pricing techniques may vary from the actual amounts realized upon sale of the securities, and the potential variation may be greater for those securities valued using fundamental analysis. When management deems it appropriate, an over-the-counter or exchange bid quotation is used.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded.

Short-term obligations with a maturity of 60 days or less are valued at amortized cost.

Investments for which market quotations are not readily available, or quotations which management believes are not appropriate, are valued at fair value under procedures approved by the Board of Trustees.

Security transactions are accounted for on the date the securities are purchased, sold or mature.

Cost is determined and gains (losses) are based upon the specific identification method for both financial statement and federal income tax purposes.

The Fund may trade securities on other than normal settlement terms. This may increase the risk if the other party to the transaction fails to deliver and causes the Fund to subsequently invest at less advantageous prices.

Restricted securities are securities that may only be resold upon registration under federal securities laws or in transactions exempt from such registration. In some cases, the issuer of restricted securities has agreed to register such securities for resale, at the issuer's expense either upon demand by the Fund or in connection with another registered offering of the securities. Many restricted securities may be resold in the secondary market in transactions exempt from registration. Such restricted securities may be determined to be liquid under criteria established by the Board of Trustees. The Fund's restricted securities are valued at the price provided by dealers in the secondary market or, if no market prices are available, at the fair value as determined in good faith using methods approved by the Board of Trustees.

Determination of Class Net Asset Values and Financial Highlights:

All income, expenses (other than Class B and Class C distribution fees), and realized and unrealized gains (losses) are allocated to each class proportionately on a daily basis for purposes of determining the net asset value of each class.

January 31, 2003

Class A, Class B and Class C per share data and ratios are calculated by adjusting the expense and net investment income per share data and ratios for the Fund for the entire period by the distribution fee applicable to Class B and Class C shares only.

Federal Income Taxes:

Consistent with the Fund's policy to qualify as a regulated investment company and to distribute all of its taxable and tax-exempt income, no federal income tax has been accrued.

Interest Income, Debt Discount
and Premium:

Interest income is recorded on the accrual basis. Premium and discount are being amortized and accreted, respectively, on all debt securities.

Distributions to Shareholders:

The Fund declares and records distributions daily and pays monthly.

Note 2. Federal Tax Information

Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles. These differences are primarily due to differing treatments for discount accretion on debt securities, straddle deferrals, mark-to-market on futures contracts, current year distribution payable and non-deductible expenses. Reclassifications are made to the Fund's capital accounts to reflect income and gains available for distribution (or available capital loss carryforwards) under income tax regulations.

For the year ended January 31, 2003, permanent items identified and reclassified among the components of net assets are as follows:

      Undistributed     Accumulated
     Net Investment    Net Realized      Paid-In
         Income            Loss          Capital
     -------------------------------------------
         $(2,380)         $2,380           $--

Net investment income, net realized gains (losses) and net assets were not affected by this reclassification.

The tax character of distributions paid during 2003 and 2002 was as follows:

                                 2003           2002
                               ------         ------
Distributions paid from:
   Ordinary income           $ 25,706     $  785,622
   Long-term capital gains  1,557,139      3,609,822
   Tax-exempt income       12,177,662     12,306,447
                          ===========    ===========
                          $13,760,507    $16,701,891
                          ===========    ===========

As of January 31, 2003, the components of distributable earnings on a tax basis were as follows:

      Undistributed    Undistributed
       Tax-Exempt        Long-Term     Unrealized
         Income        Capital Gains  Appreciation
      --------------------------------------------
        $410,031         $382,178      $21,447,304

Note 3. Fees and Compensation
Paid to Affiliates

Management Fee:

Colonial Management Associates, Inc. (the "Advisor") is the investment advisor of the Fund and furnishes accounting and other services and office facilities for a monthly fee based on the Fund's pro-rata portion of the combined average daily net assets of the Fund, Liberty Connecticut Tax-Exempt Fund, Liberty Massachusetts Tax-Exempt Fund and Liberty New York Tax-Exempt Fund as follows:

      Average Daily Net Assets   Annual Fee Rate
------------------------------------------------
       First $2 billion               0.50%
       Over $2 billion                0.45%

For the year ended January 31, 2003, the management fee rate was 0.50%.

Prior to November 4, 2002, the monthly management fee was based on the Fund's pro-rata portion of the combined average daily net assets of the Fund, Liberty Connecticut Tax-Exempt Fund, Liberty Massachusetts Tax-Exempt Fund, Liberty New York Tax-Exempt Fund and Liberty Ohio Tax-Exempt Fund at the same annual fee rates as described above.

Pricing and Bookkeeping Fees:

The Advisor is responsible for providing pricing and bookkeeping services to the Fund under a Pricing and Bookkeeping Agreement. Under a separate agreement (the "Outsourcing Agreement"), the Advisor has delegated those functions to State Street Bank and Trust Company ("State Street"). The Advisor pays fees to State Street under the Outsourcing Agreement.

January 31, 2003

Under its pricing and bookkeeping agreement with the Fund, the Advisor receives from the Fund an annual flat fee of $10,000, paid monthly, and in any month that the Fund's average daily net assets are more than $50 million, a monthly fee equal to the average daily net assets of the Fund for that month multiplied by a fee rate that is calculated by taking into account the fees payable to State Street under the Outsourcing Agreement. For the year ended January 31, 2003, the net asset based fee rate was 0.036%. The Fund also pays out-of-pocket costs for pricing services.

Transfer Agent Fee:

Liberty Funds Services, Inc. (the "Transfer Agent"), an affiliate of the Advisor, provides shareholder services for a monthly fee equal to 0.06% annually of the Fund's average daily net assets plus charges based on the number of shareholder accounts and transactions. The Transfer Agent also receives reimbursement for certain out-of-pocket expenses.

Underwriting Discounts, Service and Distribution Fees:

Liberty Funds Distributor, Inc. (the "Distributor"), an affiliate of the Advisor, is the Fund's principal underwriter. For the year ended January 31, 2003, the Fund has been advised that the Distributor retained net underwriting discounts of $24,450 on sales of the Fund's Class A shares and received contingent deferred sales charges ("CDSC") of $118,209 and $9,907 on Class B and Class C share redemptions, respectively.

The Fund has adopted a 12b-1 plan (the "Plan") which requires the payment of a monthly service fee to the Distributor. The fee is calculated by adding (1) 0.10% annually of the net assets attributable to shares issued prior to December 1, 1994 and (2) 0.25% annually of the net assets attributable to shares issued thereafter. This arrangement results in a rate of service fee payable by the Fund that is a blend between the 0.10% and 0.25% annual rates. For the year ended January 31, 2003, the Fund's service fee rate was 0.20%.

The Plan also requires the payment of a monthly distribution fee to the Distributor equal to 0.75% annually of the average daily net assets attributable to Class B and Class C shares only. The Distributor has voluntarily agreed to waive a portion of the Class C share distribution fee so that it does not exceed 0.45% annually.

The CDSC and the fees received from the Plan are used principally as repayment to the Distributor for amounts paid by the Distributor to dealers who sold such shares.

Other:

The Fund pays no compensation to its officers, all of whom are employees of the Advisor or its affiliates.

The Fund's Independent Trustees may participate in a deferred compensation plan which may be terminated at any time. Obligations of the plan will be paid solely out of the Fund's assets.

The Fund has an agreement with its custodian bank under which custody fees may be reduced by balance credits. If applicable, the Fund could invest a portion of the assets utilized in connection with the expense offset arrangement in an income-producing asset if it had not entered into such an agreement. For the year ended January 31, 2003, there were no such credits.

Note 4. Portfolio Information

Investment Activity:

For the year ended January 31, 2003, purchases and sales of investments, other than short-term obligations, were $30,011,094 and $49,753,002, respectively. Unrealized appreciation (depreciation) at January 31, 2003, based on cost of investments for federal income tax purposes, was:

     Gross unrealized appreciation        $25,267,962
     Gross unrealized depreciation         (3,820,658)
                                        -------------
        Net unrealized appreciation       $21,447,304
                                        =============

Other:

There are certain risks arising from geographic concentration in any state. Certain revenue or tax related events in a state may impair the ability of certain issuers of municipal securities to pay principal and interest on their obligations.

The Fund may invest in municipal and U.S. Treasury futures contracts and purchase and write options on futures. The Fund may invest in these instruments to hedge against the effects of changes in the value of portfolio securities due to anticipated changes in interest rates and/or market conditions, for duration management, or when the transactions are economically appropriate to the reduction of risk inherent in the management of the Fund and not for trading purposes. The use of futures contracts and options involves certain risks which include: (1) imperfect

January 31, 2003


correlation between the price movement of the instruments and the underlying securities, (2) inability to close out positions due to different trading hours, or the temporary absence of a liquid market, for either the instrument or the underlying securities or (3) an inaccurate prediction by the Advisor of the future direction of interest rates. Any of these risks may involve amounts exceeding the amount recorded in the Fund's Statement of Assets and Liabilities at any given time.

Upon entering into a futures contract, the Fund deposits cash or securities with its custodian in an amount sufficient to meet the initial margin requirement. Subsequent payments are made or received by the Fund equal to the daily change in the contract value and are recorded as variation margin payable or receivable and offset in unrealized gains or losses. The Fund recognizes a realized gain or loss when the contract is closed or expires. Refer to the Fund's Investment Portfolio for a summary of open futures contracts at January 31, 2003.

Note 5. Line of Credit

The Fund has a fundamental policy which allows it to borrow from banks, other affiliated funds and other entities to the extent permitted by applicable law, provided that the Fund's borrowings shall not exceed 33 1 1/43% of the value of its total net assets (exclusive of borrowings). The Fund is part of a $200,000,000 credit facility that has been set up as a means of borrowing. Any borrowings bear interest at one of the following options determined at the inception of the loan: (1) federal funds rate plus 1 1/42 of 1%, (2) the lending bank's base rate or (3) IBOR offshore loan rate plus 1 1/42 of 1%. Other investment companies managed by the Advisor also participate in the line of credit on the same terms. In addition, a commitment fee of 0.10% per annum on the unused commitment shall be paid quarterly by each fund based on the relative asset size of each fund to the Trust as a whole. The commitment fee is included in "Other expenses" on the Statement of Operations. Because several investment companies participate, there is no assurance that an individual fund will have access to the entire $200,000,000 at any particular time. For the year ended January 31, 2003, the Fund had no borrowings under the agreement.


FINANCIAL HIGHLIGHTS

Selected data for a share outstanding throughout each period is as follows:

                                                                   Year Ended January 31,
                                          -------------------------------------------------------------------------------
Class A Shares                                2003             2002             2001             2000             1999
-------------------------------------------------------------------------------------------------------------------------
Net Asset Value,
   Beginning of Period                       $ 7.59           $ 7.68           $ 6.92           $ 7.73           $ 7.72
                                            -------          -------          -------          -------          -------
Income from
   Investment Operations:
Net investment income                          0.33(a)          0.34(a)(b)       0.35(c)          0.35(c)          0.35
Net realized and unrealized gain (loss)
   on investments and futures contracts        0.08             0.01(b)          0.77            (0.79)            0.11
                                            -------          -------          -------          -------          -------
   Total from Investment Operations            0.41             0.35             1.12            (0.44)            0.46
                                            -------          -------          -------          -------          -------
Less Distributions
   Declared to Shareholders:
From net investment income                    (0.33)           (0.32)           (0.35)           (0.35)           (0.35)
In excess of net investment income            --               --               --               --               (0.01)
From net realized gains                       (0.04)           (0.12)           (0.01)           --               (0.07)
In excess of net realized gains               --               --               --               (0.02)           (0.02)
                                            -------          -------          -------          -------          -------
   Total Distributions Declared
     to Shareholders                          (0.37)           (0.44)           (0.36)           (0.37)           (0.45)
                                            -------          -------          -------          -------          -------
Net Asset Value,
   End of Period                             $ 7.63           $ 7.59           $ 7.68           $ 6.92           $ 7.73
                                            =======          =======          =======          =======          =======
Total return (d)                              5.46%            4.70%           16.49%           (5.92)%           6.23%
                                            =======          =======          =======          =======          =======
Ratios to Average Net
   Assets/Supplemental Data:
Expenses (e)                                  0.93%            0.91%            0.89%            0.91%            0.86%
Net investment income (e)                     4.27%            4.42%(b)         4.79%            4.72%            4.60%
Portfolio turnover rate                         10%               7%               9%              19%              13%
Net assets, end of period (000's)         $220,494         $228,430         $212,839         $194,606         $246,576

(a) Per share data was calculated using average shares outstanding during the period.
(b) Effective February 1, 2001, the Fund adopted the provisions of the AICPA Audit and Accounting Guide for Investment Companies and began accreting market discount on all debt securities. The effect of this change for the year ended January 31, 2002, was to increase the ratio of net investment income to average net assets from 4.41% to 4.42%. The impact to the net investment income and net realized and unrealized gain per share was less than $0.01. Per share data and ratios for periods prior to January 31, 2002 have not been restated to reflect this change in presentation.
(c) The per share net investment income amount does not reflect the period's reclassifications of differences between book and tax basis net investment income.
(d) Total return at net asset value assuming all distributions reinvested and no initial sales charge or contingent deferred sales charge.
(e) The benefits derived from custody credits and directed brokerage arrangements, if applicable, had an impact of less than 0.01%.


FINANCIAL HIGHLIGHTS (CONTINUED)

Selected data for a share outstanding throughout each period is as follows:

                                                                   Year Ended January 31,
                                          -------------------------------------------------------------------------------
Class B Shares                                2003             2002             2001             2000             1999
-------------------------------------------------------------------------------------------------------------------------
Net Asset Value,
   Beginning of Period                       $ 7.59           $ 7.68           $ 6.92           $ 7.73           $ 7.72
                                            -------          -------          -------          -------          -------
Income from
   Investment Operations:
Net investment income                          0.27(a)          0.28(a)(b)       0.29(c)          0.29(c)          0.29
Net realized and unrealized gain (loss)
   on investments and futures contracts        0.08             0.02(b)          0.77            (0.79)            0.11
                                            -------          -------          -------          -------          -------
   Total from Investment Operations            0.35             0.30             1.06            (0.50)            0.40
                                            -------          -------          -------          -------          -------
Less Distributions
   Declared to Shareholders:
From net investment income                    (0.27)           (0.29)           (0.29)           (0.29)           (0.29)
In excess of net investment income               --               --               --               --            (0.01)
From net realized gains                       (0.04)           (0.10)           (0.01)              --            (0.07)
In excess of net realized gains                  --               --               --            (0.02)           (0.02)
                                            -------          -------          -------          -------          -------
   Total Distributions Declared
     to Shareholders                          (0.31)           (0.39)           (0.30)           (0.31)           (0.39)
                                            -------          -------          -------          -------          -------
Net Asset Value,
   End of Period                             $ 7.63           $ 7.59           $ 7.68           $ 6.92           $ 7.73
                                            =======          =======          =======          =======          =======
Total return (d)                              4.68%            3.94%           15.63%          (6.63)%            5.42%
                                            =======          =======          =======          =======          =======
Ratios to Average Net
   Assets/Supplemental Data:
Expenses (e)                                  1.68%            1.66%            1.64%            1.66%            1.61%
Net investment income (e)                     3.52%            3.67%(b)         4.04%            3.97%            3.85%
Portfolio turnover rate                         10%               7%               9%              19%              13%
Net assets, end of period (000's)          $ 43,436         $ 47,989         $ 68,414         $ 80,416         $ 99,485

(a) Per share data was calculated using average shares outstanding during the period.
(b) Effective February 1, 2001, the Fund adopted the provisions of the AICPA Audit and Accounting Guide for Investment Companies and began accreting market discount on all debt securities. The effect of this change for the year ended January 31, 2002, was to increase the ratio of net investment income to average net assets from 3.66% to 3.67%. The impact to the net investment income and net realized and unrealized gain per share was less than $0.01. Per share data and ratios for periods prior to January 31, 2002 have not been restated to reflect this change in presentation.
(c) The per share net investment income amount does not reflect the period's reclassifications of differences between book and tax basis net investment income.
(d) Total return at net asset value assuming all distributions reinvested and no contingent deferred sales charge.
(e) The benefits derived from custody credits and directed brokerage arrangements, if applicable, had an impact of less than 0.01%.


FINANCIAL HIGHLIGHTS (CONTINUED)

Selected data for a share outstanding throughout each period is as follows:

                                                                   Year Ended January 31,
                                          -------------------------------------------------------------------------------
Class C Shares                                2003             2002             2001             2000             1999
-------------------------------------------------------------------------------------------------------------------------
Net Asset Value,
   Beginning of Period                       $ 7.59           $ 7.68           $ 6.92           $ 7.73           $ 7.72
                                            -------          -------          -------          -------          -------
Income from
   Investment Operations:
Net investment income                          0.29(a)          0.31(a)(b)       0.32(c)          0.31(c)          0.31
Net realized and unrealized gain (loss)
   on investments and futures contracts        0.08             0.01(b)          0.77            (0.79)            0.11
                                            -------          -------          -------          -------          -------
   Total from Investment Operations            0.37             0.32             1.09            (0.48)            0.42
                                            -------          -------          -------          -------          -------
Less Distributions
   Declared to Shareholders:
From net investment income                    (0.29)           (0.30)           (0.32)           (0.31)           (0.32)
In excess of net investment income               --               --               --               --            (0.01)
From net realized gains                       (0.04)           (0.11)           (0.01)              --            (0.07)
In excess of net realized gains                  --               --               --            (0.02)           (0.01)
                                            -------          -------          -------          -------          -------
   Total Distributions Declared
     to Shareholders                          (0.33)           (0.41)           (0.33)           (0.33)           (0.41)
                                            -------          -------          -------          -------          -------
Net Asset Value,
   End of Period                             $ 7.63           $ 7.59           $ 7.68           $ 6.92           $ 7.73
                                            =======          =======          =======          =======          =======
Total return (d)(e)                           4.99%            4.24%           15.97%          (6.35)%            5.74%
                                            =======          =======          =======          =======          =======
Ratios to Average Net
   Assets/Supplemental Data:
Expenses (f)                                  1.38%            1.36%            1.34%            1.36%            1.31%
Net investment income (f)                     3.82%            3.97%(b)         4.34%            4.27%            4.15%
Waiver/reimbursement                          0.30%            0.30%            0.30%            0.30%            0.30%
Portfolio turnover rate                         10%               7%               9%              19%              13%
Net assets, end of period (000's)          $ 23,686         $ 26,354          $ 5,872          $ 6,059          $ 5,963

(a) Per share data was calculated using average shares outstanding during the period.
(b) Effective February 1, 2001, the Fund adopted the provisions of the AICPA Audit and Accounting Guide for Investment Companies and began accreting market discount on all debt securities. The effect of this change for the year ended January 31, 2002, was to increase the ratio of net investment income to average net assets from 3.96% to 3.97%. The impact to the net investment income and net realized and unrealized gain per share was less than $0.01. Per share data and ratios for periods prior to January 31, 2002 have not been restated to reflect this change in presentation.
(c) The per share net investment income amount does not reflect the period's reclassifications of differences between book and tax basis net investment income.
(d) Total return at net asset value assuming all distributions reinvested and no contingent deferred sales charge.
(e) Had the Distributor not waived or reimbursed a portion of expenses, total return would have been reduced.
(f) The benefits derived from custody credits and directed brokerage arrangements, if applicable, had an impact of less than 0.01%.

REPORT OF ERNST & YOUNG LLP, INDEPENDENT AUDITORS

To the Trustees of Liberty Funds Trust V and the Shareholders of Liberty California Tax-Exempt Fund:

We have audited the accompanying statement of assets and liabilities, including the investment portfolio, of the Liberty California Tax-Exempt Fund (the "Fund"), one of the series of Liberty Funds Trust V, as of January 31, 2003, and the related statement of operations for the year then ended, the statement of changes in net assets for each of the two years in the period then ended, and financial highlights for each of the four years in the period then ended. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits. The financial highlights for the period ended January 31, 1999 were audited by other auditors whose report dated March 11, 1999 expressed an unqualified opinion on those financial highlights.

We conducted our audits in accordance with auditing standards generally accepted in the United States. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements and financial highlights. Our procedures included confirmation of securities owned as of January 31, 2003 by correspondence with the custodian and a broker. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of the Liberty California Tax-Exempt Fund, one of the series of Liberty Funds Trust V, at January 31, 2003, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the four years in the period then ended, in conformity with accounting principles generally accepted in the United States.

/s/ Ernst & Young LLP

Boston, Massachusetts
March 14, 2003

UNAUDITED INFORMATION

FEDERAL INCOME TAX INFORMATION

For the fiscal year ended January 31, 2003, the Fund designated long-term capital gains of $1,632,474.

99.79% of the distributions from net investment income will be treated as exempt income for federal income tax purposes.

TRUSTEES

The Trustees serve terms of indefinite duration. The names, addresses and ages of the Trustees and officers of Liberty Funds, the year each was first elected or appointed to office, their principal business occupations during at least the last five years, the number of portfolios overseen by each Trustee, and other directorships they hold are shown below. Each officer listed below serves as an officer of each of the Liberty funds. The Statement of Additional Information
(SAI) contains additional information about the Trustees and is available without charge upon request by calling the fund's distributor at 800-345-6611.


                                         Year first                                        Number of
                                         elected or                                   portfolios in fund   Other
                           Position with  appointed       Principal occupation(s)      complex overseen directorships
Name, address and age      Liberty Funds1 to office       during past five years          by trustee        held
-------------------------------------------------------------------------------------------------------------------
Disinterested Trustees

Douglas A. Hacker (age 47)     Trustee      1996     Executive Vice President-Strategy of     103           None
c/o Liberty Funds Group LLC                          United Airlines since December 2002
One Financial Center                                 (formerly President of UAL Loyalty
Boston, MA 02111                                     Services and Executive Vice President
                                                     of United Airlines (airline) from
                                                     September 2001 to December 2002;
                                                     (formerly Executive Vice President
                                                     from July 1999 to September 2001);
                                                     Chief Financial Officer of United
                                                     Airlines since July 1999; Senior Vice
                                                     President and Chief Financial Officer
                                                     of UAL, Inc. prior thereto

Janet Langford Kelly (age 45)  Trustee      1996     Executive Vice President-Corporate       103           None
c/o Liberty Funds Group LLC                          Development and Administration, General
One Financial Center                                 Counsel and Secretary, Kellogg Company
Boston, MA 02111                                     (food manufacturer), since September
                                                     1999; Senior Vice President, Secretary
                                                     and General Counsel, Sara Lee Corporation
                                                     (branded, packaged, consumer-products
                                                     manufacturer) prior thereto

Richard W. Lowry (age 66)      Trustee      1995     Private Investor since 1987 (formerly    105***        None
c/o Liberty Funds Group LLC                          Chairman and Chief Executive Officer,
One Financial Center                                 U.S. Plywood Corporation (building
Boston, MA 02111                                     products manufacturer))

Salvatore Macera (age 71)      Trustee      1998     Private Investor since 1981 (formerly    103           None
c/o Liberty Funds Group LLC                          Executive Vice President and Director
One Financial Center                                 of Itek Corporation (electronics)
Boston, MA 02111                                     from 1975 to 1981)

Charles R. Nelson (age 60)     Trustee      1981     Professor of Economics, University of    118*          None
c/o Liberty Funds Group LLC                          Washington, since January 1976; Ford
One Financial Center                                 and Louisa Van Voorhis Professor of
Boston, MA 02111                                     Political Economy, University of
                                                     Washington, since September 1993;
                                                     Director, Institute for Economic
                                                     Research, University of Washington,
                                                     since September 2001; Adjunct Professor
                                                     of Statistics, University of Washington,
                                                     since September 1980; Associate Editor,
                                                     Journal of Money Credit and Banking,
                                                     since September, 1993; Trustee, Columbia
                                                     Funds since July 2002; consultant on
                                                     economic and statistical matters

John J. Neuhauser (age 59)     Trustee      1985     Academic Vice President and Dean of      105***    Saucony, Inc.
c/o Liberty Funds Group LLC                          Faculties since August 1999, Boston            (athletic footwear) and
One Financial Center                                 College (formerly Dean, Boston College        SkillSoft Corp. (e-learning)
Boston, MA 02111                                     School of Management from September
                                                     1977 to September 1999)

Thomas E. Stitzel (age 66)     Trustee      1998     Business Consultant since 1999           103           None
c/o Liberty Funds Group LLC                          (formerly Professor of Finance from
One Financial Center                                 1975 to 1999 and Dean from 1977 to 1991,
Boston, MA 02111                                     College of Business, Boise State
                                                     University); Chartered Financial Analyst

1 In December 2000, the boards of each of the Liberty Funds and Stein Roe Funds were combined into one board of trustees with common membership. The date shown is the earliest date on which a trustee was elected to either the Liberty Funds board or the former Stein Roe Fund board.



TRUSTEES (CONTINUED)

                                         Year first                                        Number of
                                         elected or                                   portfolios in fund   Other
                           Position with  appointed       Principal occupation(s)      complex overseen directorships
Name, address and age       Liberty Funds to office       during past five years          by trustee        held
-------------------------------------------------------------------------------------------------------------------
Disinterested Trustees

Thomas C. Theobald (age 65)    Trustee      1996     Managing Director, William Blair         103  Xerox Corporation (business
c/o Liberty Funds Group LLC                          Capital Partners (private equity             products and services), Anixter
One Financial Center                                 investing) since September 1994              International (network support
Boston, MA 02111                                     (formerly Chief Executive Officer             equipment distributor), Jones
                                                     and Chairman of the Board of Directors,        Lang LaSalle (real estate
                                                     Continental Bank Corporation)                   management services) and
                                                                                                    MONY Group (life insurance)

Anne-Lee Verville (age 57)     Trustee      1998     Author and speaker on educational        103   Chairman of the Board of
c/o Liberty Funds Group LLC                          systems needs (formerly General               Directors, Enesco Group, Inc.
One Financial Center                                 Manager, Global Education Industry             (designer, importer and
Boston, MA 02111                                     from 1994 to 1997, and President,             distributor of giftware and
                                                     Applications Solutions Division                      collectibles)
                                                     from 1991 to 1994, IBM Corporation
                                                     (global education and global
                                                     applications))

Interested Trustees

William E. Mayer** (age 62)    Trustee      1994     Managing Partner, Park Avenue Equity     105***   Lee Enterprises
c/o Liberty Funds Group LLC                          Partners (private equity fund) since          (print and online media),
One Financial Center                                 February 1999 (formerly Founding Partner,        WR Hambrecht + Co.
Boston, MA 02111                                     Development Capital LLC from November        (financial service provider),
                                                     1996 to February 1999; Dean and Professor,   First Health (health care) and
                                                     College of Business and Management,          Systech Retail Systems (retail
                                                     University of Maryland from October 1992      industry technology provider)
                                                     to November 1996)

Joseph R. Palombo** (age 49)   Trustee      2000     Chief Operating Officer of Columbia      103          None
One Financial Center            and                  Management Group, Inc. (Columbia
Boston, MA 02111              Chairman               Management Group) since November 2001;
                               of the                formerly Chief Operations Officer of
                                Board                Mutual Funds, Liberty Financial Companies,
                                                     Inc. from August 2000 to November 2001;
                                                     Executive Vice President of Stein Roe &
                                                     Farnham, Incorporated (Stein Roe) since
                                                     April 1999; Executive Vice President and
                                                     Director of Colonial Management Associates,
                                                     Inc. since April 1999; Executive Vice
                                                     President and Chief Administrative Officer
                                                     of Liberty Funds Group LLC (LFG) since
                                                     April 1999; Director of Stein Roe since
                                                     September 2000; Trustee and Chairman of
                                                     the Board of Stein Roe Mutual Funds since
                                                     October 2000; Manager of Stein Roe
                                                     Floating Rate Limited Liability Company
                                                     since October 2000; Vice President of
                                                     Galaxy Funds since September 2002;
                                                     (formerly Vice President of Liberty Funds
                                                     from April 1999 to August 2000; Chief
                                                     Operating Officer and Chief Compliance
                                                     Officer, Putnam Mutual Funds from December
                                                     1993 to March 1999)

* In addition to serving as a disinterested trustee of Liberty Funds, Mr. Nelson serves as a disinterested director of Columbia Funds, currently consisting of 15 funds, which are advised by an affiliate of the Advisor.
** Mr. Mayer is an "interested person" (as defined in the Investment Company Act of 1940 ("1940 Act")) by reason of his affiliation with WR Hambrecht + Co., a registered broker-dealer. Mr. Palombo is an interested person as an employee of an affiliate of the Advisor.
*** In addition to serving as a trustee of Liberty Funds, Mr. Lowry, Mr. Neuhauser and Mr. Mayer each serve as a director/trustee of Liberty All-Star Funds, currently consisting of 2 funds, which are advised by an affiliate of the Advisor.


OFFICERS
                                        Year first
                                        elected or
                         Position with   appointed
Name, address and age     Liberty Funds  to office   Principal occupation(s) during past five years
-------------------------------------------------------------------------------------------------------------------
Joseph R. Palombo (age 49)  President     2002       Chief Operating Officer of Columbia Management Group, Inc. (Columbia Management
One Financial Center                                 Group) since November 2001; formerly Chief Operations Officer of Mutual Funds,
Boston, MA 02111                                     Liberty Financial Companies, Inc. from August 2000 to November 2001; Executive
                                                     Vice President of Stein Roe & Farnham, Incorporated (Stein Roe) since April
                                                     1999; Executive Vice President and Director of Colonial Management Associates,
                                                     Inc. since April 1999; Executive Vice President and Chief Administrative
                                                     Officer of Liberty Funds Group LLC (LFG) since April 1999; Director of Stein
                                                     Roe since September 2000; Trustee and Chairman of the Board of Stein Roe Mutual
                                                     Funds since October 2000; Manager of Stein Roe Floating Rate Limited Liability
                                                     Company since October 2000; Vice President of Galaxy Funds since September
                                                     2002; (formerly Vice President of Liberty Funds from April 1999 to August 2000;
                                                     Chief Operating Officer and Chief Compliance Officer, Putnam Mutual Funds from
                                                     December 1993 to March 1999)

Vicki L. Benjamin (age 41)   Chief        2001       Controller of Liberty Funds, Stein Roe Funds and Liberty All-Star Funds since
One Financial Center       Accounting                May 2002; Chief Accounting Officer of Liberty Funds, Stein Roe Funds and
Boston, MA 02111            Officer                  Liberty All-Star Funds since  June 2001; Controller and Chief Accounting
                                                     Officer of Galaxy Funds since September 2002; Vice President of Liberty Funds since April 2001 (formerly Vice President, Corporate Audit, State Street Bank and Trust Company from May 1998 to April 2001; Audit Manager from July 1994 to June 1997; Senior Audit Manager from July 1997 to May 1998, Coopers &
                                                     Lybrand, LLP)

J. Kevin Connaughton       Treasurer      2000       Treasurer of Liberty Funds and Liberty All-Star Funds since December 2000
(age 38)                                             (formerly Controller of the Liberty Funds and Liberty All-Star Funds from
One Financial Center                                 February 1998 to October 2000); Treasurer of Stein Roe Funds since February
Boston, MA 02111                                     2001 (formerly Controller from May 2000 to February 2001); Treasurer of Galaxy
                                                     Funds since September 2002; Senior Vice President of Liberty Funds since
                                                     January 2001 (formerly Vice President from April 2000 to January 2001; Vice
                                                     President of Colonial Management Associates, Inc. from February 1998 to
                                                     October 2000; Senior Tax Manager, Coopers & Lybrand, LLP from April 1996 to January 1998)

Jean S. Loewenberg         Secretary      2002       Secretary of Liberty Funds, Stein Roe Funds and Liberty All-Star Funds since
(age 57)                                             February 2002; General Counsel of Columbia Management Group since December
One Financial Center                                 2001; Senior Vice President since November 1996, Assistant General Counsel of
Boston, MA 02111                                     Fleet National Bank since September 2002 (formerly Senior Vice President and
                                                     Group Senior Counsel of Fleet National Bank from November 1996 to September
                                                     2002)

TRANSFER AGENT

IMPORTANT INFORMATION ABOUT THIS REPORT
The Transfer Agent for Liberty California Tax-Exempt Fund is:

Liberty Funds Services, Inc.
P.O. Box 8081
Boston, MA  02266-8081

The fund mails one shareholder report to each shareholder address. If you would like more than one report, please call shareholder services at 800-345-6611 and additional reports will be sent to you. This report has been prepared for shareholders of Liberty California Tax-Exempt Fund.

This report may also be used as sales literature when preceded or accompanied by the current prospectus which provides details of sales charges, investment objectives and operating policies of the fund and with the most recent copy of the Liberty Funds Performance Update.

Annual Report:
Liberty California Tax-Exempt Fund

Liberty California Tax-Exempt Fund  Annual Report, January 31, 2003

[eagle head logo]

LibertyFunds

A Member of Columbia Management Group

(C)2003 Liberty Funds Distributor, Inc.
A Member of Columbia Management Group
One Financial Center, Boston, MA 02111-2621


                                    PRSRT STD
                                  U.S. POSTAGE
                                      PAID
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                                  PERMIT NO. 20


                                                767-02/741M-0103 (03/03) 03/0562